Intangible Assets, Net - Schedule of Intangible Assets Stated at Cost Less Accumulated Amortization (Details) - Finite-Lived Intangible Assets [Member] - USD ($)	Jun. 30, 2025	Dec. 31, 2024
Finite-Lived Intangible Assets [Line Items]
Intangible assets, cost	$ 9,152,790	$ 8,982,634
Less:
Accumulated amortization	(3,411,270)	(3,342,924)
Impairment	(5,673,270)	(5,567,801)
Intangible assets, net	68,250	71,909
Copyrights of Course Videos [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible assets, cost	4,740,947	4,652,811
Intellectual Property Rights [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible assets, cost	$ 4,411,843	$ 4,329,823